Summary of Significant Accounting Policies (Details) - Schedule of Payments Received from Customer - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of payments received from customer [Abstract]
Beginning balance	$ 449,037	$ 697,863
Customer advances	1,302,736	16,803,450
Recognized as revenues	(1,363,629)	(16,993,268)
Refunds	(194,841)
Effect of exchange rates	(11,373)	(59,008)
Ending balance	$ 181,930	$ 449,037